Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations [Abstract]
Quarterly Results of Operations (Unaudited)

20. Quarterly Results of Operations (Unaudited)

The following is a summary of our unaudited quarterly results of operations for the years ended December 31, 2012 and 2011 (in thousands, except per share data). The sum of individual quarterly amounts may not agree to the annual amounts included in the consolidated statements of income due to rounding.

	Year Ended December 31, 2012
	1st Quarter	2nd Quarter	3rd Quarter(2)	4th Quarter
Revenues - as reported	$435,359	$453,082	$474,139	$500,663
Discontinued operations	(18,817)	(14,778)	(12,306)	(945)
Revenues - as adjusted(1)	$416,542	$438,304	$461,833	$499,718
Net income (loss) attributable to common stockholders	$39,307	$54,735	$37,269	$90,576
Net income (loss) attributable to common stockholders per share:
Basic	$0.20	$0.26	$0.17	$0.35
Diluted	0.19	0.25	0.16	0.35

	Year Ended December 31, 2011
	1st Quarter	2nd Quarter	3rd Quarter(3)	4th Quarter(4)
Revenues - as reported	$255,477	$381,059	$384,786	$407,391
Discontinued operations	(28,362)	(25,863)	(26,114)	(24,360)
Revenues - as adjusted(1)	$227,115	$355,196	$358,672	$383,031
Net income attributable to common stockholders	$23,372	$69,847	$36,607	$27,282
Net income attributable to common stockholders per share:
Basic	$0.15	$0.40	$0.21	$0.15
Diluted	0.15	0.39	0.21	0.15

(1) We have reclassified the income attributable to the properties sold prior to or held for sale at September 30, 2013 to discontinued operations. See Note 5.
(2) The decreases in net income and amounts per share are primarily attributable to gains on sales of real estate totaling $32,450,000 for the second quarter as compared to $12,827,000 for the third quarter.
(3) The decreases in net income and amounts per share are primarily attributable to gains on sales of real estate totaling $30,224,000 for the second quarter as compared to $185,000 for the third quarter.
(4) The decreases in net income and amounts per share are primarily attributable to impairment charges of $11,992,000.